CAPITAL MANAGEMENT	12 Months Ended
Mar. 31, 2026
Share capital [Abstract]
CAPITAL MANAGEMENT	SHARE CAPITAL
Authorized share capital of the Company consists of an unlimited number of common shares, without par value, for unlimited consideration.
On December 18, 2025, the Company announced that the Toronto Stock Exchange ("TSX") had accepted a notice filed by the Company of its intention to make a normal course issuer bid ("NCIB"). Under the NCIB, ATS may purchase for cancellation up to a maximum of 8,225,621 common shares during the 12-month period ending December 21, 2026.

During the year ended March 31, 2026, the Company purchased nil common shares under the current NCIB program and 308,758 common shares for $10,000 under the previous NCIB program (March 31, 2025 - $nil). At March 31, 2026, a total of 8,225,621 common shares remained available for repurchase under the current NCIB. All purchases are made in accordance with the bid at prevalent market prices plus brokerage fees, or such other prices that may be permitted by the TSX, with consideration allocated to share capital up to the average carrying amount of the shares, and any excess allocated to retained earnings. Included in share capital is $200 of transaction costs related to taxes on the share repurchase (note 18).
The changes in the common shares issued and outstanding during the period presented were as follows:

	Note	Number of common shares	Share capital
Balance, at March 31, 2024		98,219,496	$865,897
Exercise of stock options		19,261	639
Common shares purchased and held in trust		(332,165)	(14,690)
Repurchase of common shares		(1,020,887)	(9,831)
Balance, at March 31, 2025		96,885,705	$842,015
Exercise of stock options		472,230	16,099
Common shares purchased and held in trust	19	(238,621)	(9,616)
Settlement of RSUs	19	186,896	7,161
Repurchase of common shares		(308,758)	(2,854)
Balance, at March 31, 2026		96,997,452	$852,805
CAPITAL MANAGEMENT
The Company's capital management framework is designed to ensure the Company has adequate liquidity, financial resources and borrowing capacity to allow financial flexibility and to provide an adequate return to shareholders. The Company defines capital as the aggregate of equity (excluding accumulated other comprehensive income), bank indebtedness, long-term debt, lease liabilities and cash and cash equivalents.
The Company monitors capital using the ratio of total debt to equity. Total debt includes bank indebtedness, long-term debt and lease liabilities as shown on the consolidated statements of financial position. Equity includes all components of equity, less accumulated other comprehensive income. The Company also monitors an externally imposed covenant of senior net debt to EBITDA of not greater than 3.5 to 1 (note 16). For the years ended March 31, 2026 and March 31, 2025, the Company operated with a ratio below the externally imposed covenant. The Company is prepared to increase the total debt-to-equity ratio and net debt-to-EBITDA ratio if appropriate opportunities arise.
The capital management criteria can be illustrated as follows:

As at	March 31 2026	March 31 2025
Equity excluding accumulated other comprehensive income	$1,607,885	$1,542,502
Long-term debt	1,274,725	1,543,678
Lease liabilities	154,688	129,393
Bank indebtedness	6,744	27,271
Cash and cash equivalents	(284,957)	(225,947)
Capital under management	$2,759,085	$3,016,897
Debt-to-equity ratio	0.89:1	1.10:1